Cash and Bank Balances - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Non-current
Long-term bank deposits	¥ 0	$ 0	¥ 20,000
Current
Cash and cash equivalents	5,544,376	780,502	4,451,489	$ 626,653	¥ 4,788,219	¥ 5,877,647
Short-term bank deposits	467,096	65,755	351,567
Restricted cash	27,999	3,942	27,687
Total	6,039,471	850,199	4,830,743
Cash and bank balances	¥ 6,039,471	$ 850,199	¥ 4,850,743